Taxes On Income (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes On Income [Line Items]
Taxable income of Israeli companies	16.90%	16.10%	6.60%
Tax-exempt attributable to approved and privileged enterprise programs	$ 284,000
Income tax liability	56,000
Tax loss carry-forwards	122,500
Tax loss carry-forwards that have no expiration date	77,300
Operating loss carry-forwards expiration date	2012 and 2029
Unrecognized tax benefits that would impact effective tax rate	43,275
Accrued interest related to income tax uncertainties	$ 2,227
2009 [Member]
Taxes On Income [Line Items]
Taxable income of Israeli companies	26.00%
2010 [Member]
Taxes On Income [Line Items]
Taxable income of Israeli companies	25.00%
2011 [Member]
Taxes On Income [Line Items]
Taxable income of Israeli companies	24.00%
Amended tax rate	15.00%
2012 [Member]
Taxes On Income [Line Items]
Amended tax rate	15.00%
2012 And Onwards [Member]
Taxes On Income [Line Items]
Taxable income of Israeli companies	25.00%
2013 [Member]
Taxes On Income [Line Items]
Amended tax rate	12.50%
2014 [Member]
Taxes On Income [Line Items]
Amended tax rate	12.50%
2015 And Thereafter
Taxes On Income [Line Items]
Amended tax rate	12.00%
Maximum [Member]
Taxes On Income [Line Items]
Reduced corporate tax rate	25.00%
Minimum [Member]
Taxes On Income [Line Items]
Reduced corporate tax rate	10.00%